CONESTOGA SMALL CAP FUND
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)
COMMON STOCKS - 98.8%	Shares	Value
Basic Materials - 6.6%
Chemicals - 2.6%
Balchem Corporation	638,560	$82,846,774

Metals & Mining - 4.0%
Omega Flex, Inc.	375,070	40,365,033
RBC Bearings, Inc. (a)	472,675	87,421,241
		127,786,274
Consumer Discretionary - 5.3%
Leisure Goods - 2.9%
Fox Factory Holding Corporation (a)	1,146,388	92,330,090

Retailing - 2.4%
SiteOne Landscape Supply, Inc. (a)	646,330	76,829,247

Consumer Staples - 1.3%
Personal Care, Drug & Grocery Stores - 1.3%
WD-40 Company	212,143	42,717,114

Financials - 0.3%
Finance & Credit Services - 0.3%
Clearwater Analytics Holdings, Inc. - Class A (a)	922,000	11,100,880

Health Care - 15.1%
Health Care Providers & Services - 5.5%
Definitive Healthcare Corporation - Class A (a)	2,001,000	45,882,930
National Research Corporation	503,399	19,270,114
Omnicell, Inc. (a)	965,405	109,814,819
		174,967,863
Medical Equipment & Services - 8.9%
CareDx, Inc. (a)	375,564	8,067,115
LeMaitre Vascular, Inc. (b)	1,275,696	58,107,953
Merit Medical Systems, Inc. (a)	1,200,295	65,140,010
Neogen Corporation (a)	2,766,922	66,655,151
Repligen Corporation (a)	423,310	68,745,544

CONESTOGA SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS - 98.8% (Continued)	Shares	Value
Health Care - 15.1% (Continued)
Medical Equipment & Services - 8.9% (Continued)
Stevanato Group S.p.A	1,040,000	$16,442,400
		283,158,173
Pharmaceuticals & Biotechnology - 0.7%
Vericel Corporation (a)	868,540	21,869,837

Industrials - 30.8%
Aerospace & Defense - 4.9%
Axon Enterprise, Inc. (a)	573,110	53,396,659
Mercury Systems, Inc. (a)	1,586,148	102,036,901
		155,433,560
Construction Materials - 14.7%
AAON, Inc.	1,752,325	95,957,317
Construction Partners, Inc. - Class A (a)(b)	3,130,866	65,560,334
Exponent, Inc.	1,418,105	129,714,064
Hillman Solutions Corporation (a)	4,716,750	40,752,720
Simpson Manufacturing Company, Inc.	856,790	86,201,642
Trex Company, Inc. (a)	978,485	53,249,154
		471,435,231
Electrical Equipment - 5.3%
Helios Technologies, Inc.	1,152,182	76,332,057
Mesa Laboratories, Inc. (b)	354,756	72,348,939
Transcat, Inc. (a)(b)	378,424	21,498,267
		170,179,263
General Industrials - 1.5%
ESCO Technologies, Inc.	676,430	46,247,519

Industrial Engineering - 3.5%
Douglas Dynamics, Inc. (b)	1,676,915	48,194,537
EVI Industries, Inc. (a)	314,422	3,141,076
John Bean Technologies Corporation	558,830	61,706,009
		113,041,622
Industrial Support Services - 0.9%
Computer Services, Inc.	773,251	28,581,290

CONESTOGA SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS - 98.8% (Continued)	Shares	Value
Real Estate - 2.8%
Real Estate Investment & Services Development - 2.8%
FirstService Corporation	750,235	$90,928,482

Technology - 31.7%
Software & Computer Services - 26.1%
Altair Engineering, Inc. - Class A (a)	1,466,230	76,977,075
BlackLine, Inc. (a)	969,915	64,596,339
Descartes Systems Group, Inc. (The) (a)	1,850,196	114,823,164
Model N, Inc. (a)(b)	3,394,719	86,836,912
Paycor HCM, Inc. (a)	2,794,930	72,668,180
PROS Holdings, Inc. (a)	2,139,665	56,123,413
Q2 Holdings, Inc. (a)	1,365,265	52,658,271
Shutterstock, Inc.	746,325	42,771,886
Simulations Plus, Inc. (b)	1,510,746	74,525,100
SPS Commerce, Inc. (a)	1,130,255	127,775,328
Vertex, Inc. - Class A (a)	2,308,290	26,152,926
Workiva, Inc. (a)	587,085	38,741,739
		834,650,333
Technology Hardware & Equipment - 5.6%
Azenta, Inc.	1,015,215	73,197,001
Novanta, Inc. (a)	864,165	104,797,290
		177,994,291

CONESTOGA SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS - 98.8% (Continued)	Shares	Value
Utilities - 4.9%
Gas, Water & Multi-utilities - 0.9%
Evoqua Water Technologies Corporation (a)	905,075	$29,423,988

Waste & Disposal Services - 4.0%
Casella Waste Systems, Inc. - Class A (a)	1,755,035	127,555,944

Total Investments at Value - 98.8% (Cost $2,512,272,388)		$3,159,077,775

Other Assets in Excess of Liabilities - 1.2%		38,816,829

Net Assets - 100.0%		$3,197,894,604

(a)	Non-income producing security.
(b)	The Fund owned 5% or more of the company’s outstanding voting shares thereby making the company an affiliate of the Fund as that term defined in the Investment Company Act of 1940 (Note 5).

Schedule of Investments uses the Russell ICB Industry and Sector classification.

CONESTOGA SMID CAP FUND
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)
COMMON STOCKS - 98.1%	Shares	Value
Basic Materials - 3.7%
Chemicals - 1.3%
Balchem Corporation	34,325	$4,453,326

Metals & Mining - 2.4%
RBC Bearings, Inc. (a)	42,266	7,817,097

Consumer Discretionary - 12.8%
Consumer Services - 5.0%
Bright Horizons Family Solutions, Inc. (a)	71,445	6,038,531
Rollins, Inc.	298,662	10,429,277
		16,467,808
Leisure Goods - 4.3%
LCI Industries	39,100	4,374,508
Pool Corporation	28,270	9,929,272
		14,303,780
Retailing - 1.6%
SiteOne Landscape Supply, Inc. (a)	43,965	5,226,120

Travel & Leisure - 1.9%
Vail Resorts, Inc.	28,870	6,295,104

Financials - 0.4%
Finance & Credit Services - 0.4%
Clearwater Analytics Holdings, Inc. - Class A (a)	96,775	1,165,171

Health Care - 19.0%
Health Care Providers & Services - 5.5%
Definitive Healthcare Corporation - Class A (a)	249,430	5,719,430
Omnicell, Inc. (a)	108,795	12,375,431
		18,094,861
Medical Equipment & Services - 13.5%
Bio-Techne Corporation	23,260	8,062,846
CareDx, Inc. (a)	81,489	1,750,384
Merit Medical Systems, Inc. (a)	133,008	7,218,344
Neogen Corporation (a)	169,611	4,085,929

CONESTOGA SMID CAP FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS - 98.1% (Continued)	Shares	Value
Health Care - 19.0% (Continued)
Medical Equipment & Services - 13.5% (Continued)
Repligen Corporation (a)	57,790	$9,385,096
Stevanato Group S.p.A	109,290	1,727,875
Teleflex, Inc.	22,315	5,486,143
West Pharmaceutical Services, Inc.	21,739	6,573,221
		44,289,838
Industrials - 35.0%
Aerospace & Defense - 6.7%
Axon Enterprise, Inc. (a)	58,120	5,415,040
HEICO Corporation - Class A	65,880	6,942,434
Mercury Systems, Inc. (a)	150,910	9,708,040
		22,065,514
Construction Materials - 12.7%
Construction Partners, Inc. - Class A (a)	290,815	6,089,666
Exponent, Inc.	131,330	12,012,755
Hillman Solutions Corporation (a)	517,145	4,468,133
Simpson Manufacturing Company, Inc.	47,265	4,755,332
Trex Company, Inc. (a)	140,030	7,620,433
Watsco, Inc.	28,155	6,723,977
		41,670,296
Electrical Equipment - 1.3%
Cognex Corporation	97,685	4,153,566

General Industrials - 1.6%
AptarGroup, Inc.	52,730	5,442,263

Industrial Engineering - 6.7%
Douglas Dynamics, Inc.	177,982	5,115,203
EVI Industries, Inc. (a)	137,175	1,370,378
Generac Holdings, Inc. (a)	16,115	3,393,497
Graco, Inc.	113,665	6,752,838
John Bean Technologies Corporation	49,130	5,424,935
		22,056,851
Industrial Support Services - 6.0%
Fair Isaac Corporation (a)	24,180	9,693,762

CONESTOGA SMID CAP FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS - 98.1% (Continued)	Shares	Value
Industrials - 35.0% (Continued)
Industrial Support Services - 6.0% (Continued)
Jack Henry & Associates, Inc.	55,395	$9,972,208
		19,665,970
Real Estate - 3.1%
Real Estate Investment & Services Development - 3.1%
FirstService Corporation	83,825	10,159,590

Technology - 19.8%
Software & Computer Services - 17.3%
Altair Engineering, Inc. - Class A (a)	84,645	4,443,862
Avalara, Inc. (a)	52,030	3,673,318
Descartes Systems Group, Inc. (The) (a)	146,050	9,063,863
Five9, Inc. (a)	48,595	4,428,948
Gartner, Inc. (a)	20,990	5,076,012
Guidewire Software, Inc. (a)	69,920	4,963,621
Lightspeed Commerce, Inc. (a)	102,650	2,289,095
Q2 Holdings, Inc. (a)	128,980	4,974,759
SPS Commerce, Inc. (a)	68,784	7,776,031
Tyler Technologies, Inc. (a)	20,855	6,933,870
Workiva, Inc. (a)	51,483	3,397,363
		57,020,742
Technology Hardware & Equipment - 2.5%
Novanta, Inc. (a)	69,095	8,379,151

CONESTOGA SMID CAP FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS - 98.1% (Continued)	Shares	Value
Utilities - 4.3%
Waste & Disposal Services - 4.3%
Casella Waste Systems, Inc. - Class A (a)	193,805	$14,085,747

Total Investments at Value - 98.1% (Cost $298,269,682)		$322,812,795

Other Assets in Excess of Liabilities - 1.9%		6,296,550

Net Assets - 100.0%		$329,109,345

(a)	Non-income producing security.

Schedule of Investments uses the Russell ICB Industry and Sector classification.

CONESTOGA MID CAP FUND
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)
COMMON STOCKS - 96.7%	Shares	Value
Consumer Discretionary - 18.2%
Consumer Services - 10.7%
Bright Horizons Family Solutions, Inc. (a)	465	$39,302
Copart, Inc. (a)	720	78,235
Rollins, Inc.	2,395	83,633
		201,170
Leisure Goods - 3.5%
Pool Corporation	190	66,734

Retail - 1.7%
Tractor Supply Company	165	31,985

Travel & Leisure - 2.3%
Vail Resorts, Inc.	195	42,520

Financials - 2.5%
Finance & Credit Services - 2.5%
FactSet Research Systems, Inc.	125	48,071

Health Care - 22.5%
Health Care Providers & Services - 3.7%
Veeva Systems, Inc. - Class A (a)	355	70,304

Medical Equipment & Services - 18.8%
Align Technology, Inc. (a)	120	28,400
Bio-Techne Corporation	185	64,128
IDEXX Laboratories, Inc. (a)	150	52,610
Repligen Corporation (a)	320	51,968
STERIS plc	260	53,599
Teleflex, Inc.	140	34,419
West Pharmaceutical Services, Inc.	230	69,546
		354,670
Industrials - 21.9%
Aerospace & Defense - 3.5%
HEICO Corporation - Class A	625	65,863

CONESTOGA MID CAP FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS - 96.7% (Continued)	Shares	Value
Industrials - 21.9% (Continued)
Electrical Equipment - 2.5%
Cognex Corporation	540	$22,961
Xylem, Inc.	315	24,627
		47,588
General Industrials - 2.1%
Ball Corporation	570	39,199

Industrial Engineering - 4.6%
Generac Holdings, Inc. (a)	150	31,587
Graco, Inc.	915	54,360
		85,947
Industrial Support Services - 9.2%
Jack Henry & Associates, Inc.	385	69,307
TransUnion	450	35,996
Verisk Analytics, Inc.	400	69,235
		174,538
Real Estate - 3.6%
Real Estate Investment & Services Development - 3.6%
CoStar Group, Inc. (a)	1,135	68,565

Technology - 24.1%
Software & Computer Services - 24.1%
ANSYS, Inc. (a)	255	61,019
Avalara, Inc. (a)	395	27,887
Coupa Software, Inc. (a)	340	19,414
Five9, Inc. (a)	275	25,064
Fortinet, Inc. (a)	1,250	70,725
Gartner, Inc. (a)	255	61,667
Guidewire Software, Inc. (a)	395	28,041
Lightspeed Commerce, Inc. (a)	1,075	23,973
Qualtrics International, Inc. - Class A (a)	1,830	22,893
Roper Technologies, Inc.	135	53,278
Tyler Technologies, Inc. (a)	180	59,846
		453,807

CONESTOGA MID CAP FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS - 96.7% (Continued)	Shares	Value
Utilities - 3.9%
Waste & Disposal Services - 3.9%
Waste Connections, Inc.	595	$73,756

Total Investments at Value - 96.7% (Cost $2,338,824)		$1,824,717

Other Assets in Excess of Liabilities - 3.3%		62,703

Net Assets - 100.0%		$1,887,420

(a)	Non-income producing security.

Schedule of Investments uses the Russell ICB Industry and Sector classification.

CONESTOGA MICRO CAP FUND
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)
COMMON STOCKS - 97.1%	Shares	Value
Basic Materials - 2.3%
Metals & Mining - 2.3%
Omega Flex, Inc.	471	$50,689

Consumer Discretionary - 4.1%
Media - 4.1%
Thunderbird Entertainment Group, Inc. (a)	33,801	92,953

Financials - 4.1%
Non-Life Insurance - 4.1%
Palomar Holdings, Inc. (a)	1,436	92,478

Health Care - 26.2%
Health Care Providers & Services - 7.4%
Health Catalyst, Inc. (a)	4,502	65,234
U.S. Physical Therapy, Inc.	924	100,901
		166,135
Medical Equipment & Services - 12.2%
Alpha Teknova, Inc. (a)	6,111	51,332
BioLife Solutions, Inc. (a)	4,699	64,893
CareDx, Inc. (a)	1,750	37,590
OrthoPediatrics Corporation (a)	1,829	78,921
Semler Scientific, Inc. (a)	1,471	41,453
		274,189
Pharmaceuticals & Biotechnology - 6.6%
Codexis, Inc. (a)	4,071	42,583
NanoString Technologies, Inc. (a)	2,380	30,226
Vericel Corporation (a)	3,049	76,774
		149,583
Industrials - 37.1%
Construction Materials - 6.6%
Construction Partners, Inc. - Class A (a)	3,853	80,682
Willdan Group, Inc. (a)	2,511	69,253
		149,935
Electrical Equipment - 6.2%
Mesa Laboratories, Inc.	301	61,386

CONESTOGA MICRO CAP FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS - 97.1% (Continued)	Shares	Value
Industrials - 37.1% (Continued)
Electrical Equipment - 6.2% (Continued)
Transcat, Inc. (a)	1,365	$77,546
		138,932
Industrial Engineering - 2.6%
Douglas Dynamics, Inc.	2,047	58,831

Industrial Support Services - 21.7%
Computer Services, Inc.	2,097	77,510
CryoPort, Inc. (a)	2,432	75,343
I3 Verticals, Inc. - Class A (a)	3,852	96,377
Montrose Environmental Group, Inc. (a)	1,940	65,494
NV5 Global, Inc. (a)	849	99,112
ShotSpotter, Inc. (a)	2,740	73,733
		487,569
Technology - 18.5%
Software & Computer Services - 18.5%
Model N, Inc. (a)	4,018	102,781
PROS Holdings, Inc. (a)	3,053	80,080
Simulations Plus, Inc.	2,168	106,948
TECSYS, Inc.	2,925	75,319
UserTesting, Inc. (a)	10,375	52,083
		417,211
Telecommunications - 4.8%
Telecommunications Equipment - 4.8%
Digi International, Inc. (a)	4,505	109,111

Total Investments at Value - 97.1% (Cost $2,370,021)		$2,187,616

Other Assets in Excess of Liabilities - 2.9%		64,364

Net Assets - 100.0%		$2,251,980

(a)	Non-income producing security.

Schedule of Investments uses the Russell ICB Industry and Sector classification.